CONDENSED STATEMENT OF STOCKHOLDERS' DEFICIT [Parenthetical] - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Private Placement [Member]
Shares Issued, Price Per Share		$ 0.80
Registered Offering [Member]
Shares Issued, Price Per Share		$ 0.80
Warrants 0.70
Shares Issued, Price Per Share	$ 0.70
Warrants 0.15
Shares Issued, Price Per Share	$ 0.15